DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued net trading income - Discontinued operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued net trading income [Line Items]
Foreign exchange translation gains	£ 31	£ 130
Total foreign exchange	31	130
Investment property gains	45	231
Securities and other gains (see below)	(866)	10,616
Net trading income	£ (790)	£ 10,977